Expenses by Nature	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Expenses by Nature
35.	Expenses by Nature
Expenses that are recorded by nature as cost of sales, selling and administrative expenses, impairment loss on other receivables and other operating expenses in the statements of comprehensive income for the years ended December 31, 2021, 2022 and 2023 were as follows (excluding finance costs and income tax expense):

(in millions of Won)	2021		2022	2023
Raw material used, changes in inventories and others	￦	44,466,766	54,670,367	46,179,075
Employee benefits (*2)		4,023,167	4,330,946	4,660,771
Outsourced processing cost		7,690,334	8,641,448	10,377,087
Electricity expenses		744,207	936,360	1,099,970
Depreciation(*1)		3,135,345	3,204,744	3,325,088
Amortization		444,100	488,835	498,193
Freight and custody expenses		1,580,200	3,077,044	2,297,544
Sales commissions		65,404	75,012	68,138
Loss on disposal of property, plant and equipment		95,720	111,082	125,823
Impairment loss on property, plant and equipment		311,520	213,183	275,846
Impairment loss on goodwill and intangible assets		224,328	370,663	129,907
Donations		101,258	80,558	67,393
Other		4,962,224	5,058,849	5,615,703

	￦	67,844,573	81,259,091	74,720,538

(*1)	Includes depreciation of investment property.
(*2)	The details of employee benefits expenses for the years ended December 31, 2021, 2022 and 2023 were as follows:

(in millions of Won)	2021		2022	2023
Wages and salaries	￦	3,684,894	4,024,805	4,375,123
Expenses related to post-employment benefits		338,273	306,141	285,648

	￦	4,023,167	4,330,946	4,660,771